Income Taxes - Effective Income Tax rate Reconciliation (Detail)	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Effective income tax rate reconciliation
U.S statutory rate	21.00%	32.90%	34.00%	34.00%
State taxes		10.87%	(0.03%)	(0.03%)
Foreign tax rate differential		(7.33%)	(1.86%)	(2.91%)
Stock-based compensation		38.30%	(4.61%)	(1.57%)
Change in valuation allowance		28.24%	(28.20%)	(31.41%)
Overall impact of federal tax rate change from 34% to 21%		(121.12%)
Research and development credits		2.30%
Other		9.46%	0.39%	2.76%
Total		(6.38%)	(0.31%)	0.84%